Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 38,927	$ 38,452	$ 46,549	$ 44,126
Taxes on treasury share transactions	(2)	(2)	(23)	(33)
Dividends			(9,068)	(7,818)
Net income	3,257	4,024	6,413	7,633
Other comprehensive income	586	1,988	424	3,029
Changes in non-controlling interests		2		2
Equity at end of period	41,946	42,054	41,946	42,054
Net dividend paid			6,200	5,300
Withholding tax on the gross dividend			$ 2,900	$ 2,500
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period			1,908.2	1,975.1
Equity at beginning of period	38,512	38,369	$ 46,130	$ 44,046
Shares acquired to be cancelled			(18.2)	(48.8)
Shares acquired for cancellation, equity impact			$ (2,771)	$ (5,350)
Other share purchases			(2.0)	(1.6)
Other share purchases, equity impact			$ (292)	$ (159)
Equity-based compensation plans and employee transactions, shares			12.6	11.1
Equity-based compensation plans and employee transactions, equity impact			$ 616	$ 557
Taxes on treasury share transactions	(2)	(2)	(23)	(33)
Dividends			(9,068)	(7,818)
Net income	3,264	4,041	6,420	7,647
Other comprehensive income	$ 590	$ 1,987	432	3,027
Changes in non-controlling interests				1
Other movements			$ 98	$ 67
Increase decrease through transfers and other movements equity, shares			0.1	0.1
Number of shares outstanding at end of period	1,900.7	1,935.9	1,900.7	1,935.9
Equity at end of period	$ 41,542	$ 41,985	$ 41,542	$ 41,985
Share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period	736	766	766	793
Equity at end of period	736	766	736	766
Treasury shares
Disclosure of classes of share capital [line items]
Equity at beginning of period	(47)	(19)	(50)	(53)
Equity at end of period	(49)	(33)	(49)	(33)
Retained earnings
Disclosure of classes of share capital [line items]
Equity at beginning of period	37,252	39,839	44,720	46,561
Taxes on treasury share transactions	(2)	(2)	(23)	(33)
Dividends			(9,068)	(7,818)
Net income	3,264	4,041	6,420	7,647
Changes in non-controlling interests				1
Equity at end of period	39,649	41,527	39,649	41,527
Total value adjustments
Disclosure of classes of share capital [line items]
Equity at beginning of period	571	(2,217)	694	(3,255)
Other comprehensive income	590	1,987	432	3,027
Equity at end of period	$ 1,206	$ (275)	$ 1,206	$ (275)